BORROWINGS - Schedule of Long-term Debt (Details) (USD $)	12 Months Ended										3 Months Ended
	Dec. 31, 2011	Dec. 31, 2010	Dec. 31, 2011 Federal Home Loan Bank Advances [Member]	Dec. 31, 2010 Federal Home Loan Bank Advances [Member]	Dec. 31, 2011 National Market Repurchase Agreement [Member]	Dec. 31, 2010 National Market Repurchase Agreement [Member]	Sep. 30, 2011 Junior Subordinated Debt [Member]	Dec. 31, 2011 Business Combinations	Dec. 31, 2011 Minimum National Market Repurchase Agreement [Member] years	Dec. 31, 2011 Maximum National Market Repurchase Agreement [Member] years	Sep. 30, 2010 Prepaid [Member] years	Sep. 30, 2010 Prepaid [Member] Peoples Agreement	Sep. 30, 2010 Prepaid [Member] Irwin Agreements	Dec. 31, 2011 Outstanding [Member]	Dec. 31, 2011 Outstanding [Member] Maximum years
Maturities of Long-term Debt [Abstract]
2012			$ 29,000		$ 0
2013			29,000		12,500,000
2014			28,000		27,500,000
2015			28,000		25,000,000
2016			28,000		0
Thereafter			11,402,000		0
Total long-term debt	76,544,000	128,880,000	11,544,000	63,880,000	65,000,000	65,000,000
Long-term debt	76,544,000	128,880,000	11,544,000	63,880,000	65,000,000	65,000,000
Long-term debt, average rate	3.55%	3.64%	3.80%	3.79%	3.50%	3.50%
Debt instrument, maturity date range, start (in years)									1	4
Long-term FHLB advances												63,500,000	216,300,000
Prepayments for FHLB advances											232,000,000
FHLB advances, weighted average maturity term (in years)											5.5
FHLB advances, effective duration (in years)											3.3
Weighted average effective yield on assumed FHLB long-term advances											2.08%			3.79%
Previousiin interest rate of deposits that funded the FHLB prepayments											0.25%
FHLB long-term advances								1,700,000
Federal Home Loan Bank Advances General Debt Obligations Disclosures Remaining Maturities															8
Tier I capital limitation percentage	25.00%
Tier I qualifying debentures, remaining capacity							161,700,000
Book value of FHLB collateral	$ 1,100,000,000